Stockholders’ Equity/(Deficit) - 1 (Details) - USD ($)							1 Months Ended			9 Months Ended		12 Months Ended
	Apr. 01, 2025	Nov. 25, 2024	Nov. 22, 2024	Sep. 30, 2024	Jul. 31, 2024	Jul. 01, 2024	Sep. 30, 2024	Aug. 31, 2024	Apr. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Sep. 18, 2025	Sep. 17, 2025	Aug. 15, 2025	Jun. 24, 2025	May 01, 2025	May 14, 2024	Apr. 01, 2024	Mar. 31, 2024	Oct. 30, 2023	Oct. 29, 2023
Stockholders’ Equity/(Deficit) [Line Items]
Underwriting discounts and commission (in Dollars)											$ 22,954		$ 262,896
Proceeds from Issuance of Warrants (in Dollars)												$ 1,397,998
Payment for underwriting discounts and commission (in Dollars)		$ 127,000
Percentage of beneficially own								9.99%				9.99%
Percentage of election of the holder								9.99%				9.99%
Warrants converted									25,369
Accounts receivable factoring arrangement (in Dollars)					$ 329,633	$ 299,667		$ 399,667
Authorized capital										995,000,000				995,000,000	495,000,000		495,000,000		75,000,000	70,000,000	10,000,000	10,000,000	3,000,000
Convertible Whiskey Special Ops Two Thousand Twenty Three Notes
Stockholders’ Equity/(Deficit) [Line Items]
Convertible promissory notes converted		119,954										119,954
May 2024 And July 2024 Factoring Agreements
Stockholders’ Equity/(Deficit) [Line Items]
Warrants converted		4,218										312
Accounts receivable factoring arrangement (in Dollars)		$ 399,667										$ 399,667
July 2024 Accounts Receivable Factoring Agreement
Stockholders’ Equity/(Deficit) [Line Items]
Accounts receivable factoring arrangement (in Dollars)		$ 250,000
July 2024 Accounts Receivable Factoring Arrangement [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Accounts receivable factoring arrangement (in Dollars)												$ 250,000
Common Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Common warrants to purchase shares of common stock	44,207	19,110										19,110
Class of warrant exercise price (in Dollars per share)		$ 0.2
Class of warrant price per shares (in Dollars per share)		$ 79.8
Stock price (in Dollars per share)										$ 100		$ 100
Warrants term		5 years
Percentage of beneficially own		4.99%
Percentage of election of the holder		9.99%
Warrants converted
Warrant [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Class of warrant exercise price (in Dollars per share)		$ 0.2		$ 120			$ 120				$ 120
Warrant [Member] | May 2024 And July 2024 Factoring Agreements
Stockholders’ Equity/(Deficit) [Line Items]
Class of warrant exercise price (in Dollars per share)												$ 80
Related warrants share												24,978
Warrant [Member] | Accounts Receivable Factoring Agreement
Stockholders’ Equity/(Deficit) [Line Items]
Class of warrant exercise price (in Dollars per share)		$ 80			$ 100
Warrants converted		936			749
Common Warrants, Private Placement
Stockholders’ Equity/(Deficit) [Line Items]
Proceeds from Issuance of Warrants (in Dollars)		$ 1,397,998
Prepaid Warrants [Member] | 2022 and 2023 Convertible Notes [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrants converted		25,369
Prepaid Warrants [Member] | Convertible Whiskey Special Ops Two Thousand Twenty Three Notes
Stockholders’ Equity/(Deficit) [Line Items]
Warrants converted		27,346
Common Stock [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Convertible promissory notes converted										449,430
Common Stock [Member] | Warrant [Member] | Accounts Receivable Factoring Agreement
Stockholders’ Equity/(Deficit) [Line Items]
Class of warrant exercise price (in Dollars per share)				$ 100			$ 100				100
Common Stock [Member] | Warrant [Member] | July 2024 Accounts Receivable Factoring Arrangement [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Class of warrant exercise price (in Dollars per share)		$ 80										$ 80
Warrants converted												15,625
Related Party [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Accounts receivable factoring arrangement (in Dollars)						$ 299,667
Related Party [Member] | Warrant [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Class of warrant exercise price (in Dollars per share)		$ 100
Related Party [Member] | Warrant [Member] | May 2024 And July 2024 Factoring Agreements
Stockholders’ Equity/(Deficit) [Line Items]
Related warrants share		833										16,667
Related Party [Member] | Warrant [Member] | Accounts Receivable Factoring Agreement
Stockholders’ Equity/(Deficit) [Line Items]
Warrants converted		833						666
Related Party [Member] | Warrant [Member] | July 2024 Accounts Receivable Factoring Agreement
Stockholders’ Equity/(Deficit) [Line Items]
Warrants converted		15,625		12,500			625
Series A Preferred Stock [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Class of warrant exercise price (in Dollars per share)		$ 80																$ 80
Series A Preferred Stock [Member] | May 2024 And July 2024 Factoring Agreements
Stockholders’ Equity/(Deficit) [Line Items]
Convertible promissory notes converted		44,291										44,291
Series A Preferred Stock [Member] | Accounts Receivable Factoring Agreement
Stockholders’ Equity/(Deficit) [Line Items]
Convertible promissory notes converted					32,963			44,291
Series A Preferred Stock [Member] | July 2024 Accounts Receivable Factoring Agreement
Stockholders’ Equity/(Deficit) [Line Items]
Convertible promissory notes converted		27,700
Series A Preferred Stock [Member] | July 2024 Accounts Receivable Factoring Arrangement [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Convertible promissory notes converted												27,700
Series A Preferred Stock [Member] | Warrant [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Class of warrant exercise price (in Dollars per share)				$ 120			$ 120				120
Series A Preferred Stock [Member] | Common Stock [Member] | Warrant [Member] | Accounts Receivable Factoring Agreement
Stockholders’ Equity/(Deficit) [Line Items]
Warrants converted		1,248
Series A Preferred Stock [Member] | Related Party [Member] | May 2024 And July 2024 Factoring Agreements
Stockholders’ Equity/(Deficit) [Line Items]
Convertible promissory notes converted		29,661										29,661
Accounts receivable factoring arrangement (in Dollars)		$ 266,667										$ 266,667
Series A Preferred Stock [Member] | Related Party [Member] | Accounts Receivable Factoring Agreement
Stockholders’ Equity/(Deficit) [Line Items]
Convertible promissory notes converted					18,333			29,661
Series A Preferred Stock [Member] | Related Party [Member] | July 2024 Accounts Receivable Factoring Agreement
Stockholders’ Equity/(Deficit) [Line Items]
Convertible promissory notes converted							27,700
Series A Preferred Stock [Member] | Related Party [Member] | Warrant [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Class of warrant exercise price (in Dollars per share)				120			$ 120				120
Series A Preferred Stock [Member] | Related Party [Member] | Warrant [Member] | July 2024 Accounts Receivable Factoring Agreement
Stockholders’ Equity/(Deficit) [Line Items]
Warrants converted		781
Common Stock [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Class of warrant exercise price (in Dollars per share)																$ 0.2
Stock price (in Dollars per share)		$ 80
Common Stock [Member] | Common Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Common warrants to purchase shares of common stock		19,110
Common Stock [Member] | Warrant [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Class of warrant exercise price (in Dollars per share)		$ 80
Stock price (in Dollars per share)		80
Common Stock [Member] | Warrant [Member] | Accounts Receivable Factoring Agreement
Stockholders’ Equity/(Deficit) [Line Items]
Class of warrant exercise price (in Dollars per share)		$ 80			$ 100
Warrants converted		24,978			749			19,983
Common Stock [Member] | Related Party [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Convertible promissory notes converted			12,500
Common Stock [Member] | Related Party [Member] | Warrant [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Class of warrant exercise price (in Dollars per share)		$ 80			$ 100
Warrants converted		312
IPO [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Underwriting discounts and commission (in Dollars)		$ 790,000
Class of warrant exercise price (in Dollars per share)		$ 80
Stock price (in Dollars per share)		$ 80		100			100				100	$ 80
IPO [Member] | 2022 and 2023 Convertible Notes [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Convertible promissory notes converted		165,607
IPO [Member] | Common Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Class of warrant exercise price (in Dollars per share)		$ 0.2
Stock price (in Dollars per share)		80
IPO [Member] | Common Stock [Member] | Common Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Class of warrant exercise price (in Dollars per share)		0.2
IPO [Member] | Underwriting Agreement [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Stock price (in Dollars per share)		80
IPO [Member] | Series A Preferred Stock [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Stock price (in Dollars per share)		$ 80
IPO [Member] | Series A Preferred Stock [Member] | Common Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Stock price (in Dollars per share)												$ 100
IPO [Member] | Series A Preferred Stock [Member] | Related Party [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Class of warrant exercise price (in Dollars per share)				$ 120			$ 120				$ 120